Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2021
Trade and other payables
Schedule of Trade and other payables

	2020	2021
	RMB	RMB
Trade payables	18,808	22,821
Accrued payroll	141,231	238,690
Other taxes payable	5,688	13,532
Advances from students	61,897	36,260
Deposits	9,958	7,226
Others	34,430	58,218
Trade and other payables due to third parties	272,012	376,747

Loans due to related parties	84,172	45,543
Amounts due to related parties	72,537	89,439
Other payables due to related parties	156,709	134,982

Total	428,721	511,729